FINANCIAL INSTRUMENTS - Cash Flow Reclassification of Gain (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
(Gain) loss reclassified or adjusted from cash flow hedge reserve to property, plant and equipment	$ (16.6)	$ 2.0
Net change in fair value of cash flow hedges reclassified to the statements of earnings (loss)	(11.5)	21.2
Other comprehensive income, before tax, change in value of time value of options	(28.1)	23.2
Revenues
Disclosure of detailed information about hedging instruments [line items]
Net change in fair value of cash flow hedges reclassified to the statements of earnings (loss)	3.5	0.0
Cost of sales
Disclosure of detailed information about hedging instruments [line items]
Net change in fair value of cash flow hedges reclassified to the statements of earnings (loss)	(11.8)	19.4
General and administrative expenses
Disclosure of detailed information about hedging instruments [line items]
Net change in fair value of cash flow hedges reclassified to the statements of earnings (loss)	(2.6)	1.8
Other Expenses
Disclosure of detailed information about hedging instruments [line items]
Net change in fair value of cash flow hedges reclassified to the statements of earnings (loss)	$ (0.6)	$ 0.0